CONDENSED STATEMENTS OF CASH FLOWS (Q1) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 8,009,333	$ 5,572,126	$ (20,851,423)	$ 23,194,905
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(39,730)	(31,721)	(14,646)	(85,130)
Changes in operating assets and liabilities:
Prepaid expenses	(43,000)	26,098	(262,499)	138,749
Accrued expenses	381,210	62,527	37,067	522,116
Net cash used in operating activities	(868,141)	(96,159)	(345,355)	(1,100,497)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	1,050,000	0	300,000	0
Payment of offering costs	0	(26,780)	(509,869)	(26,780)
Net cash provided by (used in) financing activities	1,050,000	(26,780)	280,250,131	5,493,220
Net Change in Cash	181,859	(122,939)	1,144,776	(1,127,277)
Cash - Beginning of period	17,499	1,144,776	0	1,144,776
Cash - End of period	199,358	1,021,837	1,144,776	17,499
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	0	26,780	26,780	0
Warrant [Member]
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(8,957,794)	(7,328,958)	11,408,319	(23,121,405)
Forward Purchase Agreement [Member]
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	$ (218,160)	$ 1,603,769	$ 3,358,302	$ (1,749,732)